Right-of-Use Assets and Operating Lease Liabilities	12 Months Ended
Jun. 30, 2026
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Right-of-use assets and operating lease liabilities

Note 7. Right-of-use assets and operating lease liabilities

The Company has leases for the office premise and warehouse in Hong Kong expiring on various dates through March 2029, which are classified as operating leases. All cash payments of operating lease cost are classified within operating activities in the consolidated statements of cash flows. For the years ended June 30, 2026, 2025 and 2024, lease expense included in the Company’s general administrative expenses was $116,754, $70,410 and $43,195, respectively.

The carrying amounts of right-of-use assets are as below:

	As of June 30,
	2026	2025
Office premise and warehouse	$657,331	$139,732
Less: Accumulated lease expense	(85,159)	(97,648)
ROU assets, net	$572,172	$42,084

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

As of June 30, 2026
Within 1 year	$247,284
1 year – 2 year	213,572
2 year – 3 year	132,063
Total operating lease payments	$592,919
Less: imputed interest	(20,747)
Total operating lease obligation	$572,172
Less: current portion of operating lease liabilities	(234,490)
Long-term operating lease liabilities	$337,682

Other information:

	For the years ended June 30,
	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows from operating lease	$118,797	$77,394	$40,975
Right-of-use assets obtained in exchange for operating lease liabilities	$657,331	$—	$115,838
Remaining lease term for operating leases (years)	2.52	0.83	1.83
Weighted average discount rate for operating leases	2.75%	3.61%	3.43%